SALES OF FUTURE RECEIPTS (Details Narrative) - USD ($)					9 Months Ended		12 Months Ended
	May 21, 2025	Oct. 16, 2024	Mar. 26, 2024	Jan. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Sale of future receipts amount				$ 489,331
Dividends received	$ 250,000		$ 401,143	323,632
Payable in equal weekly payment			$ 100,690	$ 17,476
Accruing interest percentage per week			3.20%	3.10%
Purchase of available-for-sale financial assets	250,000		$ 2,920,000
Outstanding principal amount
Repaid amount					1,420,735		$ 398,905
Interest expense					607,598		2,306,044
Repayment of principal	250,000
Sale of future receipts
Interest expense, net of repayments	$ 4,000				$ 26,599	$ 19,000
Grant rate					15.00%
March 2024 agreement [member]
IfrsStatementLineItems [Line Items]
Dividends received		$ 2,803,273
Payable in equal weekly payment		$ 50,000
Accruing interest percentage per week		3.20%
Purchase of available-for-sale financial assets		$ 1,920,050
Outstanding principal amount							$ 1,688,435
Payable in equal weekly payment		payable in weekly instalments of $50,000 for 10 weeks followed by $104,694 for 22 weeks
Repaid amount					$ 2,803,273
Interest expense					679,598
Repayment of principal					2,213,675
Sale of future receipts
Weekly revolving agreements [member]
IfrsStatementLineItems [Line Items]
Accruing interest percentage per week					2.00%
Purchase of available-for-sale financial assets					$ 200,000
Payable in equal weekly payment					which was repaid weekly in the amount of $204,000 which was $200,000 of principal and $4,000 of interest expense. Over the period, the sum of the sale of future receipts totalled $3,800,000, and the sum of the repayments of these future receipts was $3,800,000 of which $3,80,000 was principal repayments and $68,000 was interest expense.
Sale of future receipts